PREMISES AND EQUIPMENT	12 Months Ended
Dec. 31, 2016
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure
PREMISES AND EQUIPMENT

Premises and equipment at December 31, 2016 and 2015 are summarized as follows:

	December 31,
	2016	2015
	(In Thousands)
Land	$4,746	$4,746
Buildings	13,623	13,583
Leasehold improvements	10,731	10,717
Furniture and equipment	12,405	12,905
Construction in process	580	30
	42,085	41,981
Accumulated depreciation and amortization	(22,201)	(20,793)
Premises and equipment, net	$19,884	$21,188

At December 31, 2016, construction in process related to construction, design and site costs associated with a new branch location. The Company had outstanding commitments related to the construction of the new branch location totaling $1.3 million. At December 31, 2015, construction in process related to the relocation of a branch and a project to redesign the traffic flow at another branch.

Depreciation and amortization expense was $2.4 million, $2.7 million and $2.6 million for the years ended December 31, 2016, 2015 and 2014, respectively.  See Note 12 for a schedule of future minimum rental commitments pursuant to the terms of noncancelable lease agreements.